Description on Plan (Narrative II) (Details) - EPB 005 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	100.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, maximum borrowing term	5 years
Term after date of reemployed where repayment must be made to resume as covered employee	5 years
Consecutive period of one-year breaks in service commencing after distribution	5 years
Forfeited nonvested account, decrease from employer contribution	$ 49,007
Forfeited nonvested account, decrease from administrative expense	659,110
Forfeited nonvested account	$ 226,464	$ 75,076
Group 6 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	100.00%
Group 8 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
Group 9 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
PNG Salaried Group Covered Employees [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
PNG Union Group Covered Employees [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
Delta Group Covered Employees [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
Minimum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Note receivable from participant, interest rate	4.25%
Maximum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Account balance benchmark where lump-sum distribution will be received	$ 1,000
Account balance benchmark where direct rollover can be designated	$ 5,000
Note receivable from participant, interest rate	8.50%